Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
BCE, Inc.	22,366	778
Verizon Communications, Inc.	65,395	2,937
The Walt Disney Co.	16,815	1,617

Total		5,332

Consumer Discretionary (1.3%)
Aptiv PLC *	14,790	1,065
General Motors Co.	21,405	960

Total		2,025

Consumer Staples (12.3%)
Conagra Brands, Inc.	56,575	1,840
Dollar Tree, Inc. *	15,284	1,075
General Mills, Inc.	29,027	2,144
Heineken Holding NV	25,144	1,899
Kenvue, Inc.	100,575	2,326
Kimberly-Clark Corp.	16,990	2,417
Koninklijke Ahold Delhaize NV	23,659	818
Mondelez International, Inc.	22,305	1,643
Pernod Ricard SA	11,706	1,769
Reckitt Benckiser Group PLC	19,958	1,222
Unilever PLC, ADR	40,453	2,628

Total		19,781

Energy (7.2%)
Baker Hughes Co.	44,260	1,600
Chevron Corp.	4,792	706
Coterra Energy, Inc.	42,074	1,008
Enterprise Products Partners LP	72,377	2,107
Exxon Mobil Corp.	33,230	3,895
Shell PLC	48,447	1,579
TotalEnergies SE, ADR	11,794	762

Total		11,657

Financials (20.3%)
The Allstate Corp.	14,781	2,803
The Bank of New York Mellon Corp.	38,743	2,784
Berkshire Hathaway, Inc. - Class B *	7,001	3,222
BlackRock, Inc.	3,460	3,285
The Charles Schwab Corp.	46,077	2,986
Chubb, Ltd.	2,838	819
Equity Residential	12,800	953
JPMorgan Chase & Co.	23,774	5,013
MetLife, Inc.	11,870	979
Northern Trust Corp.	18,513	1,667
Truist Financial Corp.	70,461	3,014
U.S. Bancorp	68,933	3,152

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Willis Towers Watson PLC	7,328	2,159

Total		32,836

Health Care (20.4%)
Becton Dickinson and Co.	9,014	2,173
Centene Corp. *	21,051	1,585
CVS Health Corp.	24,172	1,520
Henry Schein, Inc. *	34,907	2,545
Johnson & Johnson	42,206	6,840
Medtronic PLC	68,495	6,167
Merck & Co., Inc.	7,543	856
Quest Diagnostics, Inc.	10,387	1,612
Roche Holding AG	4,750	1,520
UnitedHealth Group, Inc.	2,707	1,583
Universal Health Services, Inc. - Class B	4,986	1,142
Zimmer Biomet Holdings, Inc.	50,438	5,445

Total		32,988

Industrials (12.0%)
Beacon Roofing Supply, Inc. *	9,462	818
Dover Corp.	5,035	965
Emerson Electric Co.	18,446	2,017
Johnson Controls International PLC	14,464	1,123
MSC Industrial Direct Co., Inc.	20,791	1,789
Norfolk Southern Corp.	15,578	3,871
Oshkosh Corp.	10,547	1,057
RTX Corp.	19,840	2,404
Siemens AG	6,402	1,293
Southwest Airlines Co.	27,887	826
United Parcel Service, Inc. - Class B	24,051	3,279

Total		19,442

Information Technology (9.4%)
Amdocs, Ltd.	19,933	1,744
Analog Devices, Inc.	13,973	3,216
Cisco Systems, Inc.	57,995	3,086
Cognizant Technology Solutions Corp.	11,942	922
F5, Inc. *	13,627	3,001
ON Semiconductor Corp. *	11,656	846
QUALCOMM, Inc.	4,999	850
TE Connectivity PLC	10,171	1,536

Total		15,201

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Materials (3.6%)
Akzo Nobel NV	14,645	1,033
CRH PLC	17,402	1,614
Graphic Packaging Holding Co.	70,001	2,071
Packaging Corp. of America	4,856	1,046

Total		5,764

Real Estate (1.6%)
American Tower Corp.	6,940	1,614
Realty Income Corp.	15,552	986

Total		2,600

Utilities (6.4%)
Duke Energy Corp.	27,227	3,139
Edison International	21,613	1,882
Eversource Energy	27,206	1,851
Xcel Energy, Inc.	51,875	3,388

Total		10,260

Total Common Stocks (Cost: $143,325)		157,886

Total Investments (97.8%) (Cost: $143,325)@		157,886

Other Assets, Less Liabilities (2.2%)		3,475

Net Assets (100.0%)		161,361

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	CAD	907	673	12/20/24	$1	$—	$1
Sell	Morgan Stanley Capital Services LLC	CHF	1,080	1,287	12/20/24	—	(5)	(5)
Sell	Bank of America NA	EUR	5,299	5,917	12/20/24	—	(4)	(4)
Sell	Goldman Sachs International	EUR	477	532	12/20/24	1	—	1
Sell	Bank of America NA	GBP	1,755	2,346	12/20/24	—	(7)	(7)
Sell	Goldman Sachs International	GBP	1,755	2,346	12/20/24	—	(7)	(7)

						$2	$(23)	$(21)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$2	—	$2	$(23)	—	—	$(23)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $143,325 and the net unrealized appreciation of investments based on that cost was $14,540 which is comprised of $18,491 aggregate gross unrealized appreciation and $3,951 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$14,073	$5,708	$—
Energy	10,078	1,579	—
Health Care	31,468	1,520	—
Industrials	18,149	1,293	—
Materials	4,731	1,033	—
All Others	68,254	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	2	—

Total Assets:	$146,753	$11,135	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(23)	—

Total Liabilities:	$—	$(23)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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